Intangible Assets, Net and Goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Vacasa Holdings LLC
Intangible Assets, Net and Goodwill

Note 6 — Intangible Assets, Net and Goodwill

Intangible assets, net consisted of the following (in thousands):

	Weighted
	Average Useful	As of September 30, 2021
	Life Remaining	Gross carrying	Accumulated	Net carrying
	(Years)	amount	amortization	amount
Homeowner contracts	5	$229,616	$(37,953)	$191,663
Databases, photos, and property listings	1	24,261	(13,155)	11,106
Trade names	1	9,708	(7,605)	2,103
Other(1)	4	15,712	(3,380)	12,332
Total intangible assets		$279,297	$(62,093)	$217,204

	Weighted
	Average Useful	As of December 31, 2020
	Life Remaining	Gross carrying	Accumulated	Net carrying
	(Years)	amount	amortization	amount
Homeowner contracts	7	$80,835	$(17,097)	$63,738
Databases, photos, and property listings	3	18,159	(7,765)	10,394
Trade names	1	7,215	(4,454)	2,761
Other(1)	2	2,665	(2,132)	533
Total intangible assets		$108,874	$(31,448)	$77,426
(1)	Other intangible includes HOA contracts, noncompete agreements, phone listings, website and domain names, beneficial lease rights and unallocated items related to recently completed acquisitions (see Note 3 — Acquisitions for more information).

The Company’s estimated future amortization of intangible assets as of September 30, 2021 is expected to be as follows:

Year ending December 31:	Amount
Remainder of 2021	$13,191
2022	46,186
2023	42,384
2024	37,483
2025	34,550
Thereafter	43,410
Total	$217,204

The following table summarizes the changes in the Company’s goodwill balance (in thousands):

	Nine Months Ended September 30,	Year Ended December 31,
	2021	2020

Balance at beginning of period	$121,487	$115,914
Acquisitions	588,413	5,486
Foreign exchange translation and other	62	87
Balance at end of period	$709,962	$121,487

There were no impairment charges in any of the periods presented in the condensed consolidated financial statements. There have been no accumulated impairments to goodwill.

Note 6 — Intangible Assets, Net and Goodwill

Intangible assets, net consisted of the following (in thousands):

	Weighted
	Average Useful	As of December 31, 2020
	Life Remaining	Gross carrying	Accumulated	Net carrying
	(Years)	amount	amortization	amount
Homeowner contracts	7	$80,835	$(17,097)	$63,738
Databases, photos, and property listings	3	18,159	(7,765)	10,394
Trade names	1	7,215	(4,454)	2,761
Other (1)	2	2,665	(2,132)	533
Total intangible assets		$108,874	$(31,448)	$77,426

	Weighted
	Average Useful	As of December 31, 2019
	Life Remaining	Gross carrying	Accumulated	Net carrying
	(Years)	amount	amortization	amount
Homeowner contracts	9	$79,600	$(8,419)	$71,181
Databases, photos, and property listings	4	17,712	(3,020)	14,692
Trade names	2	7,088	(1,370)	5,718
Other (1)	2	2,451	(1,248)	1,203
Total intangible assets		$106,851	$(14,057)	$92,794
(1)	Other intangible includes HOA contracts, noncompete agreements, phone listings, website and domain names, beneficial lease rights and unallocated items related to recently completed acquisitions (see Note 3- Acquisitions for more information).

The Company’s estimated future amortization of intangible assets as of December 31,2020 is expected to be as follows:

Year ending December 31:	Amount
2021	$17,984
2022	14,852
2023	13,558
2024	7,728
2025	6,004
Thereafter	17,300
Total	$77,426

The following table summarizes the changes in the Company’s goodwill balance (in thousands):

	Year Ended December 31,
	2020	2019
Balance at beginning of period	$115,914	$47,399
Acquisitions	5,486	68,027
Foreign exchange translation and other	87	488
Balance at end of period	$121,487	$115,914

A substantial portion of the Company’s goodwill pertains to the Wyndham Vacation Rentals acquisition. The Company performed its annual goodwill impairment test on the first day of the fourth quarter for each year ended December 31, 2020 and 2019, respectively. The Company performed a qualitative impairment analysis at each annual impairment test date and concluded that it was more likely than not that the fair value of the reporting unit was greater than its carrying amount. As a result, no quantitative goodwill impairment test was required. In addition, goodwill is tested for impairment if events occur or circumstances indicate that its carrying value may not be recoverable. There were no impairment charges in any of the periods presented in the consolidated financial statements. There have been no accumulated impairments to goodwill.